Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Property and equipment, net
Total		¥ 33,301			¥ 80,751
Accumulated depreciation		(14,335)			(28,429)
Property and equipment, net		18,966		$ 7,610	52,322
Depreciation expenses	¥ 14,046	5,769
Office furniture and equipment
Property and equipment, net
Total		1,187			2,007
Computer equipment
Property and equipment, net
Total		6,930			7,517
Servers and network equipment
Property and equipment, net
Total		17,991			45,601
Leasehold improvements
Property and equipment, net
Total		¥ 7,193			12,539
Vehicles
Property and equipment, net
Total					575
Building
Property and equipment, net
Total					¥ 12,512
Predecessor
Property and equipment, net
Depreciation expenses			¥ 4,637